7. Related Party Transactions	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
7. Related Party Transactions

7.   Related Party Transactions

During the three months ended March 31, 2019, the Company received loans of $12,436 from its shareholder. As of March 31, 2019 and December 31, 2018, the Company recorded an amount of $60,381 and $47,945, respectively, payable to its shareholder. The amount is unsecured, bears no interest and is repayable on demand.